Schedule of investments
Nomura Minnesota High-Yield Municipal Bond Fund	November 30, 2025 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 96.87%
Education Revenue Bonds — 27.82%
City of Bethel, Minnesota Charter School Lease Revenue
(Spectrum High School Project)
Series A 4.00% 7/1/32	840,000	$ 833,305
Series A 4.00% 7/1/37	850,000	805,783
Series A 4.25% 7/1/47	750,000	638,257
Series A 4.375% 7/1/52	250,000	208,043
City of Brooklyn Park, Minnesota Charter School Lease Revenue
(Prairie Seeds Academy Project)
5.125% 6/15/54	1,000,000	916,160
5.25% 6/15/64	1,500,000	1,360,830
City of Cologne, Minnesota Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/29	220,000	220,084
Series A 5.00% 7/1/34	350,000	350,073
Series A 5.00% 7/1/45	360,000	336,906
City of Deephaven, Minnesota Charter School Revenue
(Eagle Ridge Academy Project) Series A 5.50% 7/1/50	1,000,000	1,000,000
City of Eagan, Minnesota Charter School Lease Revenue
(Great Oaks Academy)
Series A 144A 6.25% 2/1/45 #	640,000	635,923
Series A 144A 6.375% 2/1/55 #	700,000	682,213
City of Forest Lake, Minnesota Charter School Lease Revenue
(Lakes International Language Academy Project)
Series A 4.50% 8/1/26	125,000	125,014
Series A 5.375% 8/1/50	975,000	953,638
Series A 5.75% 8/1/44	585,000	585,146
City of Ham Lake, Minnesota Charter School Lease Revenue
(DaVinci Academy Project)
Series A 5.00% 7/1/36	235,000	229,981
Series A 5.00% 7/1/47	710,000	613,106
(Parnassus Preparatory School Project) Series A 5.00% 11/1/47	650,000	619,047
City of Hugo, Minnesota Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	1,000,000	1,000,390
Series A 5.00% 7/1/44	495,000	473,002
NQ- 313 [1125] 0126 (5100810)    1

Schedule of investments
Nomura Minnesota High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
City of Minneapolis, Minnesota Charter School Lease Revenue
(Cyber Village Academy Project) Series A 5.50% 6/1/57	1,400,000	$ 1,237,166
(Hiawatha Academies Project)
Series A 144A 5.375% 7/1/42 #	690,000	620,972
Series A 144A 5.50% 7/1/52 #	1,130,000	958,308
Series A 144A 5.50% 7/1/57 #	880,000	733,119
City of Minneapolis, Minnesota Student Housing Revenue
(Riverton Community Housing Project)
4.75% 8/1/43	750,000	698,227
5.00% 8/1/53	570,000	523,950
5.25% 8/1/39	675,000	675,142
City of Otsego, Minnesota Charter School Lease Revenue
(Kaleidoscope Charter School Project) Series A 5.00% 9/1/44	1,435,000	1,254,219
City of St. Cloud, Minnesota Charter School Lease Revenue
(Stride Academy Project) Series A 5.00% 4/1/46	750,000	607,598
City of St. Paul, Minnesota Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	1,750,000	1,491,630
(Great River School Project) Series A 144A 5.50% 7/1/52 #	440,000	415,087
(Hmong College Preparatory Academy Project)
Series A 5.00% 9/1/43	1,000,000	974,610
Series A 5.00% 9/1/55	1,100,000	1,005,312
Series A 5.75% 9/1/46	500,000	501,205
Series A 6.00% 9/1/51	3,500,000	3,509,135
(Nova Classical Academy Project) Series A 4.125% 9/1/47	1,250,000	1,059,325
(Twin Cities Academy Project)
Series A 5.375% 7/1/50	1,500,000	1,501,110
Series A 6.125% 7/1/65	1,000,000	984,700
City of St. Paul, Minnesota Housing & Redevelopment Authority Health Care Facilities Revenue
(Great River School Project) Series A 144A 4.75% 7/1/29 #	200,000	200,700
(Nova Classical Academy Project) Series A 4.00% 9/1/36	1,620,000	1,550,453
2    NQ- 313 [1125] 0126 (5100810)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
City of St. Paul, Minnesota Housing & Redevelopment Authority Revenue
(Hmong College Preparatory Academy Project) Series A 5.00% 9/1/40	715,000	$ 715,114
City of Woodbury, Minnesota Charter School Lease Revenue
(Math & Science Academy) 144A 5.50% 6/1/63 #	2,500,000	2,325,125
(Woodbury Leadership Academy Project)
4.00% 7/1/41	890,000	750,519
Series A 4.00% 7/1/51	1,140,000	844,763
Series A 4.00% 7/1/56	790,000	563,041
Series A 6.00% 7/1/65	1,000,000	992,570
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project)
Series A 5.00% 11/1/38	700,000	638,974
Series A 5.00% 11/1/48	1,700,000	1,370,846
Minnesota Higher Education Facilities Authority Revenue
(Bethel University)
5.00% 5/1/37	1,250,000	1,248,575
5.00% 5/1/47	3,000,000	2,716,500
(Carleton College) 4.00% 3/1/47	1,500,000	1,450,185
(Green Bonds) Series A 5.00% 10/1/32	500,000	546,820
(Gustavus Adolphus College) 5.00% 10/1/47	2,350,000	2,350,869
(Macalester College)
3.00% 3/1/40	365,000	327,704
3.00% 3/1/43	325,000	269,965
4.00% 3/1/48	600,000	558,054
(Minneapolis College of Art & Design) 4.00% 5/1/26	100,000	100,007
(St. Catherine University)
5.00% 10/1/52	750,000	717,997
Series A 4.00% 10/1/38	920,000	878,950
Series A 5.00% 10/1/45	1,000,000	982,180
(St. Olaf College) 4.00% 10/1/46	935,000	876,843
(Trustees of the Hamline University of Minnesota)
Series B 5.00% 10/1/37	300,000	301,521
Series B 5.00% 10/1/39	1,000,000	1,003,340
NQ- 313 [1125] 0126 (5100810)    3

Schedule of investments
Nomura Minnesota High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(Trustees of the Hamline University of Minnesota)
Series B 5.00% 10/1/47	1,055,000	$ 1,029,648
(University of St. Thomas)
4.00% 10/1/37	300,000	303,984
4.00% 10/1/44	100,000	92,934
5.00% 10/1/34	450,000	479,336
Series A 4.125% 10/1/53	1,325,000	1,205,909
Series A 5.00% 10/1/49	1,250,000	1,289,175
Series B 5.00% 10/1/52	1,000,000	1,017,630
Minnesota Office of Higher Education Revenue
(Senior Supplemental Student Loan Program) 4.00% 11/1/42 (AMT)	250,000	242,038
University of Minnesota Revenue
Series A 5.00% 9/1/42	900,000	919,899
		62,199,884
Electric Revenue Bonds — 1.68%
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	165,000	110,137
Series AAA 5.25% 7/1/26 ‡	95,000	63,175
Series CCC 5.25% 7/1/27 ‡	650,000	433,875
Series WW 5.00% 7/1/28 ‡	585,000	390,487
Series XX 4.75% 7/1/26 ‡	105,000	70,088
Series XX 5.25% 7/1/40 ‡	295,000	196,912
Series XX 5.75% 7/1/36 ‡	370,000	246,975
Series ZZ 4.75% 7/1/27 ‡	85,000	56,738
Series ZZ 5.25% 7/1/26 ‡	130,000	86,450
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/46	400,000	400,756
St. Paul, Minnesota Port Authority District Energy Revenue
Series 1 5.00% 10/1/46	1,100,000	1,147,069
Western Minnesota Municipal Power Agency Supply Revenue
(Red Rock Hydroelectric Project) Series A 5.00% 1/1/49	555,000	562,715
		3,765,377
Healthcare Revenue Bonds — 37.83%
City of Anoka, Minnesota Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project) 5.125% 11/1/49	400,000	350,608
4    NQ- 313 [1125] 0126 (5100810)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
City of Apple Valley, Minnesota Senior Housing Revenue
(PHS Senior Housing, Inc. Orchard Path Project)
4.50% 9/1/53	840,000	$ 718,276
5.00% 9/1/43	1,000,000	988,280
5.00% 9/1/58	1,175,000	1,073,033
Series A 5.50% 9/1/55	625,000	633,094
Series A 5.625% 9/1/65	1,000,000	1,014,570
City of Apple Valley, Minnesota Senior Living Revenue
(Senior Living LLC Project)
Fourth Tier Series D 7.00% 1/1/37	490,000	254,942
Fourth Tier Series D 7.25% 1/1/52	1,495,000	657,875
Second Tier Series B 5.00% 1/1/47	535,000	298,573
City of Bethel, Minnesota Housing & Health Care Facilities Revenue
(Benedictine Health System – St. Peter Communities Project) Series A 5.50% 12/1/48	1,280,000	1,236,186
(Ecumen Obligated Group)
Series A 6.125% 3/1/44	1,100,000	1,104,917
Series A 6.125% 3/1/49	300,000	291,216
City of Bethel, Minnesota Senior Housing Revenue
(The Lodge at the Lakes at Stillwater Project) 5.25% 6/1/58	1,475,000	1,295,021
City of Brainerd, Minnesota Senior Housing and Healthcare Revenue
(Pinecrest of Country Manor Project) Series A 6.00% 5/1/60	1,775,000	1,795,998
City of Brooklyn Center, Minnesota Multifamily Housing Revenue
(Sanctuary at Brooklyn Center Project) Series A 5.50% 11/1/35 ‡	626,098	438,268
City of Chatfield, Minnesota Healthcare & Housing Facilities Revenue
(Chosen Valley Care Center Project)
4.00% 9/1/39	250,000	218,785
5.00% 9/1/52	1,500,000	1,266,765
City of Crookston, Minnesota Health Care Facilities Revenue
(Riverview Health Project) 5.00% 5/1/51	1,025,000	502,291
NQ- 313 [1125] 0126 (5100810)    5

Schedule of investments
Nomura Minnesota High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
City of Glencoe, Minnesota Health Care Facilities Revenue
(Glencoe Regional Health Services Project) 4.00% 4/1/31	185,000	$ 185,002
City of Hayward, Minnesota Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group) 5.375% 8/1/34 ‡	750,000	583,725
(St. John's Lutheran Home of Albert Lea Project) Series A 5.375% 10/1/44	90,000	47,700
City of Maple Grove, Minnesota Health Care Facilities Revenue
(Maple Grove Hospital Corporation) 4.00% 5/1/37	1,625,000	1,601,730
(North Memorial Health Care) 4.00% 9/1/35	300,000	297,585
City of Maple Plain, Minnesota Senior Housing & Health Care Revenue
(Haven Homes Incorporate Project) 5.00% 7/1/49	1,000,000	916,390
City of Minneapolis, Minnesota Charter School Lease Revenue
(University Gateway Project) 5.00% 12/1/45	1,440,000	1,553,558
City of Minneapolis, Minnesota Health Care System Revenue
(Allina Health System)
4.00% 11/15/39	1,900,000	1,898,062
4.00% 11/15/40	1,000,000	989,650
(Fairview Health Services)
Series A 4.00% 11/15/48	2,855,000	2,457,042
Series A 5.00% 11/15/32	1,250,000	1,250,850
Series A 5.00% 11/15/49	1,000,000	985,460
City of Minneapolis, Minnesota Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project) 5.375% 11/1/50	1,700,000	1,580,660
City of Minneapolis, St. Paul Housing & Redevelopment Authority Revenue
(Children's Health Care)
5.00% 8/15/40	1,740,000	1,909,772
5.00% 8/15/42	2,000,000	2,142,520
6    NQ- 313 [1125] 0126 (5100810)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
City of Morris, Minnesota Health Care Facilities Revenue
(Farmington Health Services)
4.10% 8/1/44	500,000	$ 378,395
4.20% 8/1/49	1,500,000	1,084,845
City of Rochester, Minnesota Health Care & Housing Revenue
(The Homestead at Rochester Project) Series A 6.875% 12/1/48	1,200,000	1,200,624
City of Rochester, Minnesota Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/39	1,500,000	1,541,340
5.00% 11/15/57	1,000,000	1,032,010
Series A 4.25% 11/15/50	1,605,000	1,564,361
Series A 4.375% 11/15/53	2,215,000	2,202,951
City of Sartell, Minnesota Health Care & Housing Facilities Revenue
(Country Manor Campus LLC Project)
5.30% 9/1/37	600,000	600,060
Series A 5.00% 9/1/32	1,000,000	1,005,880
Series A 5.00% 9/1/35	350,000	350,973
City of Sauk Rapids, Minnesota Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	790,000	705,154
City of Shakopee, Minnesota Senior Housing Revenue
(Benedictine Senior Living Obligated Group – Windermere Way Project) 5.875% 11/1/65	1,000,000	1,007,920
City of St. Bonifacius, Minnesota Health Care Revenue
(Augustana Chapel View Homes, Inc. Project) 6.50% 6/1/60	1,790,000	1,811,211
City of St. Cloud, Minnesota Health Care Revenue
(Centracare Health System Project)
4.00% 5/1/49	2,250,000	2,055,532
4.00% 5/1/50	2,500,000	2,255,525
City of St. Joseph, Minnesota Senior Housing & Healthcare Revenue
(Woodcrest Country Manor Project) 5.00% 7/1/55	1,000,000	905,030
NQ- 313 [1125] 0126 (5100810)    7

Schedule of investments
Nomura Minnesota High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
City of St. Paul, Minnesota Housing & Redevelopment Authority Health Care Facilities Revenue
(Episcopal Homes Obligated Group) Series A 4.00% 11/1/42	700,000	$ 588,609
(Fairview Health Services)
Series A 4.00% 11/15/43	1,550,000	1,389,017
Series A 5.00% 11/15/47	1,875,000	1,856,550
(Marian Center Project) Series A 5.375% 5/1/43	1,000,000	954,430
City of St. Paul, Minnesota Housing & Redevelopment Authority Senior Housing & Health Care Revenue
(Episcopal Homes Project) 5.125% 5/1/48	1,900,000	1,614,468
City of Victoria, Minnesota Health Care Facilities Revenue
(Augustana Emerald Care Project) 5.00% 8/1/39	1,150,000	1,025,823
City of Wayzata, Minnesota Senior Housing Revenue
(Folkestone Senior Living Community)
3.75% 8/1/37	500,000	479,225
4.00% 8/1/38	500,000	488,805
4.00% 8/1/39	400,000	389,264
4.00% 8/1/44	350,000	315,301
5.00% 8/1/35	150,000	150,940
5.00% 8/1/54	1,250,000	1,208,200
City of West St. Paul, Minnesota Rochester Health Care & Housing Revenue
(Walker Westwood Ridge Campus Project) 5.00% 11/1/49	1,500,000	1,348,635
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project) Series A 144A 5.00% 8/1/51 #	1,995,000	1,812,039
Deephaven, Minnesota Housing & Healthcare Facility Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	335,000	318,896
Series A 5.00% 4/1/40	315,000	295,987
Series A 5.00% 4/1/48	185,000	157,868
Duluth Economic Development Authority Revenue
(Benedictine Health System)
Series A 4.00% 7/1/31	1,500,000	1,448,355
Series A 4.00% 7/1/41	1,155,000	973,988
8    NQ- 313 [1125] 0126 (5100810)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Duluth Economic Development Authority Revenue
(Essentia Health Obligated Group)
Series A 4.25% 2/15/43	400,000	$ 391,000
Series A 5.00% 2/15/53	1,590,000	1,603,436
Series A 5.00% 2/15/58	6,940,000	7,000,100
Series A 5.25% 2/15/58	2,000,000	2,011,840
(St. Luke’s Hospital of Duluth Obligated Group)
Series A 4.00% 6/15/33	380,000	397,655
Series B 5.25% 6/15/52	1,000,000	1,038,910
Minnesota Agricultural & Economic Development Board Healthcare Facilities Revenue
(Health Partners Obligated Group)
4.00% 1/1/49	2,050,000	1,864,741
5.25% 1/1/47	500,000	528,165
5.25% 1/1/54	650,000	676,007
		84,568,469
Housing Revenue Bonds — 3.91%
City of Bethel, Minnesota Senior Housing Revenue
(Birchwood Landing at the Lakes at Stillwater Project) 5.00% 5/1/54	1,000,000	891,310
City of Stillwater, Minnesota Multifamily Housing Revenue
(Orleans Homes Project) 5.50% 2/1/42 (AMT)	750,000	726,240
Dakota County Community Development Agency Multifamily Housing Revenue
(Heart of the City Apartments Project) 4.20% 5/1/43 (FNMA)	750,000	738,293
Minnesota Housing Finance Agency Residential Housing Finance Revenue
(Social Bonds)
Series F 2.40% 7/1/46 (GNMA) (FNMA) (FHLMC)	1,250,000	900,912
Series F 4.85% 7/1/45 (GNMA) (FNMA) (FHLMC)	1,600,000	1,629,776
Minnesota Housing Finance Agency Revenue
Series A1 4.90% 8/1/66	350,000	352,961
Series D 5.50% 7/1/53 (GNMA) (FNMA) (FHLMC)	840,000	883,630
Series I 2.20% 1/1/51	635,000	410,908
Series O 4.45% 7/1/38 (GNMA) (FNMA) (FHLMC)	920,000	953,313
NQ- 313 [1125] 0126 (5100810)    9

Schedule of investments
Nomura Minnesota High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Northwest Multi-County Housing & Redevelopment Authority Revenue
(Pooled Housing Program) 5.50% 7/1/45	1,275,000	$ 1,247,945
		8,735,288
Industrial Development Revenue/Pollution ControlRevenue Bonds — 3.24%
City of Cottonwood, Minnesota Revenue
(Extreme Holdings LLC Project) Series A 144A 5.00% 12/1/50 (AMT) #	1,210,000	984,710
Minnesota Municipal Gas Agency Revenue
(Minnesota Community Energy) Sub-Series A 4.00% 12/1/52 •	1,000,000	1,013,260
St. Paul, Minnesota Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 144A 4.50% 10/1/37 (AMT) #	5,350,000	5,246,531
		7,244,501
Lease Revenue Bonds — 1.29%
Chaska, Minnesota Economic Development Authority Revenue
(Minnesota Lease Obligation) Series A 4.125% 2/1/54	1,250,000	1,216,625
City of New London, Economic Development Authority Revenue
(SWWC Service Cooperative Lease With Option to Purchase Project)
5.00% 2/1/38	880,000	888,140
Series A 4.50% 2/1/33	345,000	349,271
Hibbing Independent School District No. 701 Revenue
Series A 3.00% 3/1/41	500,000	429,395
		2,883,431
Local General Obligation Bonds — 7.57%
Anoka-Hennepin Independent School District No. 11
(Minnesota School District Credit Enhancement Program) Series A 3.00% 2/1/45	750,000	588,390
Cass Lake-Bena Independent School District No. 115
(Minnesota School District Credit Enhancement Program) Series A 4.00% 2/1/43	800,000	804,920
10    NQ- 313 [1125] 0126 (5100810)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
City of Minneapolis, Minnesota
(Green Bonds)
3.00% 12/1/37	1,300,000	$ 1,229,618
3.00% 12/1/38	1,970,000	1,834,346
3.00% 12/1/42	1,000,000	851,610
City of Rosemount, Minnesota
Series A 4.00% 2/1/53	2,930,000	2,763,254
City of Virginia, Minnesota
Series A 4.00% 2/1/38 (AG)	1,000,000	1,004,660
Dilworth Glyndon Felton Independent School District No. 2164
Series A 3.00% 2/1/41	225,000	198,443
Elk River Independent School District No. 728
Series A 3.00% 2/1/40	530,000	468,621
Gibbon, Minnesota Independent School District No. 2365
Series A 4.125% 2/1/52	1,250,000	1,237,250
Metropolitan Council General Obligation Wastewater
(Minneapolis-St. Paul Metropolitan Area)
Series C 4.00% 3/1/41	600,000	611,598
Series C 4.00% 3/1/43	575,000	577,944
Ramsey County, Minnesota
Series B 4.00% 2/1/42	500,000	505,645
Rice County, Minnesota
(State Credit Enhancement Program) Series A-1 4.00% 2/1/52	1,500,000	1,436,655
Rosemount-Apple Valley-Eagan Independent School District No. 196
Series A 4.00% 2/1/44	1,070,000	1,050,868
St. Peter Independent School District No. 508, Minnesota
Series A 4.00% 2/1/44	150,000	148,263
Series A 4.00% 2/1/45	325,000	320,840
Stillwater Independent School District No. 834
(Minnesota School District Credit Enhancement Program) Series A 4.00% 2/1/41	435,000	442,852
White Bear Lake Independent School District No. 624
Series A 3.00% 2/1/42	1,000,000	851,090
		16,926,867
NQ- 313 [1125] 0126 (5100810)    11

Schedule of investments
Nomura Minnesota High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded Bond — 0.34%
Duluth Independent School District No. 709
Series A 4.20% 3/1/34-27 §	750,000	$ 763,567
		763,567
Special Tax Revenue Bonds — 3.69%
City of Minneapolis, Minnesota Tax Increment Revenue
(Village of St. Anthony Falls Project) 4.00% 3/1/27	500,000	500,015
Commonwealth of Puerto Rico Revenue
(Subordinate) 2.653% 11/1/43 •	1,420,214	910,713
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 0.505% 7/1/51 ^	5,075,000	1,264,741
Series A-1 4.75% 7/1/53	1,405,000	1,337,560
Series A-1 5.00% 7/1/58	1,100,000	1,072,456
Series A-1 5.74% 7/1/46 ^	1,271,000	433,398
Series A-2 4.536% 7/1/53	3,000,000	2,736,360
		8,255,243
State General Obligation Bonds — 2.45%
Commonwealth of Puerto Rico Revenue
(Restructured)
Series A-1 4.00% 7/1/37	1,070,000	1,028,719
Series A-1 4.00% 7/1/46	1,000,000	889,780
Minnesota State
Series A 5.00% 8/1/43	3,250,000	3,560,180
		5,478,679
Transportation Revenue Bonds — 7.05%
Minneapolis-St. Paul Metropolitan Airports Commission Revenue
(Private Activity)
Series A 4.00% 1/1/54	3,500,000	3,207,225
Series B 5.00% 1/1/32 (AMT)	330,000	348,810
Series B 5.00% 1/1/39 (AMT)	500,000	516,620
Series B 5.00% 1/1/47 (AMT)	250,000	254,517
Series B 5.00% 1/1/49 (AMT)	600,000	603,768
Series B 5.25% 1/1/42 (AMT)	1,000,000	1,076,730
Series B 5.25% 1/1/44 (AMT)	1,000,000	1,058,880
Series B 5.25% 1/1/49 (AMT)	2,310,000	2,406,235
(Subordinate)
Series A 5.00% 1/1/44	4,000,000	4,111,080
12    NQ- 313 [1125] 0126 (5100810)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Minneapolis-St. Paul Metropolitan Airports Commission Revenue
(Subordinate)
Series B 5.00% 1/1/44 (AMT)	2,150,000	$ 2,170,468
		15,754,333
Total Municipal Bonds (cost $224,209,014)		216,575,639

Short-Term Investments — 1.25%
Variable Rate Demand Note — 1.25%
City of Rochester, Minnesota
(Mayo Clinic) Series D 2.00% 11/15/64 (LOC - Barclays Bank)¤	2,800,000	2,800,000
Total Short-Term Investments (cost $2,800,000)		2,800,000
Total Value of Securities—98.12% (cost $227,009,014)		219,375,639

Receivables and Other Assets Net of Liabilities—1.88%		4,196,120
Net Assets Applicable to 22,429,699 Shares Outstanding—100.00%		$223,571,759
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At November 30, 2025, the aggregate value of Rule 144A securities was $14,614,727, which represents 6.54% of the Fund’s net assets.
‡	Security is currently in default.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at November 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
NQ- 313 [1125] 0126 (5100810)    13

Schedule of investments
Nomura Minnesota High-Yield Municipal Bond Fund
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of November 30, 2025.
Summary of abbreviations:
AG – Insured by Assured Guaranty Inc.
AMT – Subject to Alternative Minimum Tax
FHLMC – Federal Home Loan Mortgage Corporation Collateral
FNMA – Federal National Mortgage Association Collateral
GNMA – Government National Mortgage Association Collateral
LLC – Limited Liability Corporation
LOC – Letter of Credit
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
USD – US Dollar
14    NQ- 313 [1125] 0126 (5100810)